UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($)	Common Shares [Member]	Preferred Shares [Member] Series B Preferred Shares [Member]	Par Value of Shares Issued [Member]	Additional Paid-in Capital [Member]	Due from Shareholders [Member]	Retained Earnings [Member]	Total	Series D Preferred Shares [Member]
Balance at Dec. 31, 2022			$ 9,473	$ 303,743,302	$ 0	$ 157,742,285	$ 461,495,060
Balance (in shares) at Dec. 31, 2022	9,460,976	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Distribution of net assets of Toro Corp. to shareholders (Note 1)			0	(37,919,432)	0	0	(37,919,432)
Issuance of common shares pursuant to the ATM Program (Note 10)			188	698,375	(38,475)	0	660,088
Issuance of common shares pursuant to the ATM Program (Note 10) (in shares)	187,988	0
Net income and comprehensive income			0	0	0	19,016,085	19,016,085
Balance at Jun. 30, 2023			9,661	266,522,245	(38,475)	176,758,370	443,251,801
Balance (in shares) at Jun. 30, 2023	9,648,964	12,000
Balance at Dec. 31, 2023			9,674	266,447,819	0	194,722,759	461,180,252
Balance (in shares) at Dec. 31, 2023	9,662,354	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Dividend on Series D Preferred Shares			0	0	0	(1,263,889)	(1,263,889)
Deemed dividend on Preferred Shares			0	0	0	(249,515)	(249,515)
Warrants repurchase (Note 10)			0	(1,058,481)	0	0	(1,058,481)
Net income and comprehensive income			0	0	0	45,185,357	45,185,357
Balance at Jun. 30, 2024			$ 9,674	$ 265,389,338	$ 0	$ 238,394,712	503,793,724
Balance (in shares) at Jun. 30, 2024	9,662,354	12,000
Beginning balance at Dec. 31, 2023							49,549,489
Beginning balance (in shares) at Dec. 31, 2023								50,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend on Series D Preferred Shares							249,515
Ending balance at Jun. 30, 2024							$ 49,799,004	$ 49,799,004
Ending balance (in shares) at Jun. 30, 2024								50,000